Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	17 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000130199 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		6.56%		6.58%	9.62%
C000130200 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		1.73%		5.38%	10.74%
C000248365 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent		(4.29%)	(6.08%)
C000248367 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent		(4.29%)	(6.08%)
C000248366 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class N
Average Annual Return, Percent		(4.29%)	(6.08%)
C000257775 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class N
Average Annual Return, Percent	14.20%
C000257776 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class I
Average Annual Return, Percent	14.20%
C000257774 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Z
Average Annual Return, Percent	14.20%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index
Average Annual Return, Percent		17.27%		13.54%	11.91%
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent		17.25%		14.41%	12.43%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Bond Index
Average Annual Return, Percent		2.40%	7.70%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	19.96%
Bloomberg U S Treasury Inflation Linked Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Treasury Inflation-Linked Bond Index
Average Annual Return, Percent		3.79%		1.42%	3.01%
ICE BofA U S 3 Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. 3 Month Treasury Bill Index
Average Annual Return, Percent		4.38%	4.72%